Leases	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Leases
12.	Leases

The Group leases its corporate headquarters in the United Kingdom, where its facilities contain research and development, laboratory and office space of approximately 114,000 square feet. In addition, the Group leases approximately 20,000 square feet of office space in the USA, and a small office in both Ireland and Switzerland. The Group’s United Kingdom leases expire between 2037 and 2042, although there are points at which it may terminate the leases prior to this.

Information about leases for which the Group is a lessee and a lessor is presented below. The lease payments for short-term leases and leases of low value assets are immaterial. The Group's leases have terms that may include:

•	Options to terminate the lease early at the right of the tenant
•	Variable lease payments with a guaranteed minimum increase and capped maximum increase

In addition, there is a leasehold property to which the Group is committed to assume the lease should the property become vacant. The future contingent liabilities associated with these leases are set out in Note 22.

Leases in which the Group is a Lessee

Right-of-use assets: leasehold properties

	2022	2021
	£’000	£’000
Balance at January, 1	22,593	23,093
Additions	2,575	31
Remeasurements	1,710	970
Depreciation charge for the year	(1,827)	(1,501)
Effect of foreign currency translation	122	—
Balance at December, 31	25,173	22,593

The right-of-use asset additions during the year ended December 31, 2022 primarily relate to the lease of additional space at the Group’s facilities in the United Kingdom.

The Group entered into two guarantee agreements on December 23, 2020 associated with the termination of the lease term for one of the leasehold properties. These agreements indemnify the lessor for certain costs in the event of the new lessee defaulting under their lease agreement for the leasehold property.  As at December 31, 2022, the Group does not expect to make future payments as a result of these agreements.

Lease liabilities

Maturity analysis – contractual undiscounted cash flows

	2022	2021
	£’000	£’000
Less than one year	3,504	2,929
One to five years	11,639	10,289
More than five years	33,890	30,126
Total undiscounted lease liabilities	49,033	43,344

Lease liabilities included in the Consolidated Statements of Financial Position

	2022	2021
	£’000	£’000
Current	1,555	1,255
Non-current	28,248	25,355
Total lease liabilities	29,803	26,610

	2022	2021	2020
Amounts recognized for lease liabilities in the Consolidated Statements of Loss	£’000	£’000	£’000
Interest on lease liabilities	1,796	1,732	2,401

Amounts recognized in the Consolidated Statement of Cash Flows	2022	2021	2020
	£’000	£’000	£’000
Total cash outflow for leases	3,208	3,159	4,426